Pay vs Performance Disclosure	12 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)	Jun. 30, 2023 HKD ($)
Pay vs Performance Disclosure
Net Income (Loss)	$ (5,838,255)	$ (743,736)	$ 2,595,504	$ 2,665,090